Provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions
Beginning balance	₩ 25,347,300	₩ 22,527,236
Changes in other provisions
Increase in provision	6,673,486	5,659,564
Payment	(3,043,445)	(2,686,288)
Reversal of unused amount	(66,913)	(93,662)
Others	(118,735)	(59,550)
Ending balance	28,791,693	25,347,300
Current Provisions
Reconciliation of changes in other provisions
Beginning balance	2,845,876
Changes in other provisions
Ending balance	2,427,051	2,845,876
Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	22,501,424
Changes in other provisions
Ending balance	26,364,642	22,501,424
Provisions for employment benefits
Reconciliation of changes in other provisions
Beginning balance	1,048,939	1,024,574
Changes in other provisions
Increase in provision	997,281	1,048,569
Payment	(1,001,283)	(1,024,212)
Reversal of unused amount	0	0
Others	121	8
Ending balance	1,045,058	1,048,939
Provisions for employment benefits | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	1,048,939
Changes in other provisions
Ending balance	1,045,058	1,048,939
Provisions for employment benefits | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Litigation provisions
Reconciliation of changes in other provisions
Beginning balance	114,718	113,002
Changes in other provisions
Increase in provision	112,797	67,443
Payment	(39,633)	(44,446)
Reversal of unused amount	(6,360)	(15,763)
Others	(343)	(5,518)
Ending balance	181,179	114,718
Litigation provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	26,269
Changes in other provisions
Ending balance	26,974	26,269
Litigation provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	88,449
Changes in other provisions
Ending balance	154,205	88,449
Provisions For Nuclear Plants Restoration
Reconciliation of changes in other provisions
Beginning balance	19,461,461	16,974,884
Changes in other provisions
Increase in provision	3,630,830	2,545,803
Payment	(56,813)	(59,226)
Reversal of unused amount	0	0
Others	(51)	0
Ending balance	23,035,427	19,461,461
Provisions For Nuclear Plants Restoration | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Provisions For Nuclear Plants Restoration | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	19,461,461
Changes in other provisions
Ending balance	23,035,427	19,461,461
Spent fuel recovery provisions
Reconciliation of changes in other provisions
Beginning balance	1,350,662	1,354,001
Changes in other provisions
Increase in provision	493,943	452,063
Payment	(417,687)	(455,402)
Reversal of unused amount	0	0
Others	0	0
Ending balance	1,426,918	1,350,662
Spent fuel recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	457,466
Changes in other provisions
Ending balance	415,890	457,466
Spent fuel recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	893,196
Changes in other provisions
Ending balance	1,011,028	893,196
Radioactive waste recovery provisions
Reconciliation of changes in other provisions
Beginning balance	1,832,535	1,891,613
Changes in other provisions
Increase in provision	221,629	3,862
Payment	(64,157)	(51,666)
Reversal of unused amount	0	(11,274)
Others	0	0
Ending balance	1,990,007	1,832,535
Radioactive waste recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	137,342
Changes in other provisions
Ending balance	94,158	137,342
Radioactive waste recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	1,695,193
Changes in other provisions
Ending balance	1,895,849	1,695,193
PCBs recovery provisions
Reconciliation of changes in other provisions
Beginning balance	103,665	119,019
Changes in other provisions
Increase in provision	1,949	2,182
Payment	(17,156)	(17,408)
Reversal of unused amount	(99)	(128)
Others	0	0
Ending balance	88,359	103,665
PCBs recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
PCBs recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	103,665
Changes in other provisions
Ending balance	88,359	103,665
Other recovery provisions
Reconciliation of changes in other provisions
Beginning balance	30,231	25,840
Changes in other provisions
Increase in provision	2,093	553
Payment	(165)	(169)
Reversal of unused amount	(751)	0
Others	1,362	4,007
Ending balance	32,770	30,231
Other recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Other recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	30,231
Changes in other provisions
Ending balance	32,770	30,231
Power plant regional support program provisions
Reconciliation of changes in other provisions
Beginning balance	146,588	144,272
Changes in other provisions
Increase in provision	52,470	49,596
Payment	(54,554)	(47,280)
Reversal of unused amount	0	0
Others	0	0
Ending balance	144,504	146,588
Power plant regional support program provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	146,588
Changes in other provisions
Ending balance	144,504	146,588
Power plant regional support program provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Transmission regional support program provisions
Reconciliation of changes in other provisions
Beginning balance	250,288	96,895
Changes in other provisions
Increase in provision	176,424	306,409
Payment	(187,477)	(153,016)
Reversal of unused amount	0	0
Others	0	0
Ending balance	239,235	250,288
Transmission regional support program provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	250,288
Changes in other provisions
Ending balance	239,235	250,288
Transmission regional support program provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Provisions for financial guarantee
Reconciliation of changes in other provisions
Beginning balance	80,841	66,354
Changes in other provisions
Increase in provision	4,738	85,355
Payment	(17,789)	(72,109)
Reversal of unused amount	0	0
Others	(550)	1,241
Ending balance	67,240	80,841
Provisions for financial guarantee | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	21,032
Changes in other provisions
Ending balance	22,895	21,032
Provisions for financial guarantee | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	59,809
Changes in other provisions
Ending balance	44,345	59,809
Provisions for RPS
Reconciliation of changes in other provisions
Beginning balance	0	9,126
Changes in other provisions
Increase in provision	587,586	445,402
Payment	(556,993)	(430,344)
Reversal of unused amount	(6,254)	(24,184)
Others	0	0
Ending balance	24,339	0
Provisions for RPS | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	24,339	0
Provisions for RPS | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Provisions for greenhouse gas emissions obligations
Reconciliation of changes in other provisions
Beginning balance	655,544	393,121
Changes in other provisions
Increase in provision	387,299	547,911
Payment	(590,172)	(235,469)
Reversal of unused amount	(33,596)	(2,174)
Others	(120,199)	(47,845)
Ending balance	298,876	655,544
Provisions for greenhouse gas emissions obligations | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	655,544
Changes in other provisions
Ending balance	298,876	655,544
Provisions for greenhouse gas emissions obligations | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Others
Reconciliation of changes in other provisions
Beginning balance	271,828	314,535
Changes in other provisions
Increase in provision	4,447	104,416
Payment	(39,566)	(95,541)
Reversal of unused amount	(19,853)	(40,139)
Others	925	(11,443)
Ending balance	217,781	271,828
Others | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	102,408
Changes in other provisions
Ending balance	115,122	102,408
Others | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	169,420
Changes in other provisions
Ending balance	₩ 102,659	₩ 169,420